     As filed with the United States Securities and Exchange Commission on
                               September 28, 2007

                                              1933 Act Registration No. 33-66242

                                             1940 Act Registration No. 811-07890



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. _____


     Post-Effective Amendment No. 24                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


     Amendment No. 25                                                        [X]


                        (Check appropriate box or boxes.)

                              AIM TAX-EXEMPT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919

                              John M. Zerr, Esquire
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                     (Name and Address of Agent for Service)

                                    Copy to:

Stephen R. Rimes, Esquire             Christian A. Szautner, Esquire
A I M Advisors, Inc.                  Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100          1735 Market Street, 51st Floor
Houston, Texas  77046                 Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public   As soon as practicable after the effective
Offering:                             date of this Amendment

It is proposed that this filing will become effective (check appropriate box)


[X]  immediately upon filing pursuant to paragraph (b)



[ ]  on (date) pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)


[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of September, 2007.

                                        REGISTRANT: AIM TAX-EXEMPT FUNDS


                                        By: /s/ Philip A. Taylor
                                            ------------------------------------
                                            Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                       TITLE                      DATE
         ----------           -----------------------------   ------------------


/s/ Philip A. Taylor               Trustee & President        September 28, 2007
---------------------------   (Principal Executive Officer)
(Philip A. Taylor)


/s/ Bob R. Baker*                        Trustee              September 28, 2007
---------------------------
(Bob R. Baker)


/s/ Frank S. Bayley*                     Trustee              September 28, 2007
---------------------------
(Frank S. Bayley)


/s/ James T. Bunch*                      Trustee              September 28, 2007
---------------------------
(James T. Bunch)


/s/ Bruce L. Crockett*               Chair & Trustee          September 28, 2007
---------------------------
(Bruce L. Crockett)


/s/ Albert R. Dowden*                    Trustee              September 28, 2007
---------------------------
(Albert R. Dowden)


/s/ Jack M. Fields*                      Trustee              September 28, 2007
---------------------------
(Jack M. Fields)


/s/ Martin L. Flanagan*                  Trustee              September 28, 2007
---------------------------
(Martin L. Flanagan)


/s/ Carl Frischling*                     Trustee              September 28, 2007
---------------------------
(Carl Frischling)


/s/ Prema Mathai-Davis*                  Trustee              September 28, 2007
---------------------------
(Prema Mathai-Davis)


/s/ Lewis F. Pennock*                    Trustee              September 28, 2007
---------------------------
(Lewis F. Pennock)


/s/ Ruth H. Quigley*                     Trustee              September 28, 2007
---------------------------
(Ruth H. Quigley)


/s/ Larry Soll*                          Trustee              September 28, 2007
---------------------------
(Larry Soll)


/s/ Raymond Stickel, Jr*                 Trustee              September 28, 2007
---------------------------
(Raymond Stickel, Jr.)



/s/ Sidney M. Dilgren           Vice President & Treasurer    September 28, 2007
---------------------------     (Principal Financial and
(Sidney M. Dilgren)                Accounting Officer)


*By /s/ Philip A. Taylor
    -----------------------
    Philip A. Taylor
    Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 23 on July 25, 2007.

     The purpose of submitting the tagged exhibit is to test the related format and technology and, as a result, investors should not rely on this exhibit in making investment decisions.


                                  Exhibit Index




XBRL Instance Document                                       Ex-100.ins
XBRL Taxonomy Extension Schema Document                      Ex-100.sch
XBRL Taxonomy Extension Definition Linkbase                  Ex-100.def
XBRL Taxonomy Extension Labels Linkbase                      Ex-100.lab